ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 17.2%

Auto Components 0.4%
Gentex (1)	6,400	137
WABCO Holdings	7,800	365
		502
Automobiles 0.9%
Harley-Davidson (1)	13,900	642
Thor Industries	4,900	220
Winnebago (1)	5,100	122
		984
Diversified Consumer Services 1.1%
Apollo Group, Class A (2)	6,757	407
DeVry (1)	8,600	318
H&R Block (1)	8,700	184
ITT Educational Services (1)(2)	2,900	353
		1,262
Hotels, Restaurants & Leisure 4.6%
Boyd Gaming (1)	4,400	188
Choice Hotels International (1)	8,800	331
International Game Technology	17,100	737
Marriott, Class A	11,500	500
Melco PBL Entertainment, ADR (1)(2)	7,900	130
Panera Bread, Class A (1)(2)	3,200	131
Royal Caribbean Cruises (1)	6,300	246
Shuffle Master (1)(2)	10,898	163
Starwood Hotels & Resorts Worldwide	8,300	504
The Cheesecake Factory (1)(2)	4,400	103
Tim Hortons (1)	9,000	314
WMS Industries (1)(2)	5,850	194
Wynn Resorts (1)	5,500	867
Yum! Brands	26,000	880
		5,288
Household Durables 0.7%
Centex (1)	4,100	109
Garmin (1)	2,200	263
KB Home (1)	3,400	85
Lennar, Class A (1)	6,400	145
Meritage (1)(2)	2,300	32
Pulte (1)	6,600	90
Toll Brothers (1)(2)	5,800	116
		840
Internet & Catalog Retail 0.3%
Expedia (1)(2)	11,700	373
		373
Leisure Equipment & Products 0.3%
Mattel (1)	14,000	328
		328
Media 4.1%
Cablevision Systems, Class A (2)	9,300	325
Clear Channel Outdoor, Class A (1)(2)	18,900	482
DreamWorks Animation, Class A (2)	4,700	157
Focus Media Holding, ADR (1)(2)	7,700	447
Getty Images (2)	3,800	106
Lamar Advertising (1)	8,900	436
McGraw-Hill (1)	15,600	794
Meredith	2,700	155
Omnicom	17,400	837
Scripps, Class A (1)	2,600	109
Shaw Communications, B Shares	12,000	298
WPP Group, ADR (1)	7,800	526
		4,672
Multiline Retail 0.2%
Family Dollar Stores (1)	7,600	202
		202
Specialty Retail 3.9%
Advance Auto Parts	6,700	225
Ann Taylor Stores (1)(2)	5,500	174
Bed Bath & Beyond (1)(2)	15,300	522
Dick's Sporting Goods (1)(2)	3,500	235
Men's Wearhouse	4,200	212
O'Reilly Automotive (1)(2)	5,600	187
PetSmart (1)	8,600	274
Ross Stores	13,600	349
Staples	12,800	275
Tiffany (1)	13,500	707
TJX	21,700	631
TSC (1)(2)	4,000	184
Urban Outfitters (1)(2)	7,600	166
Williams-Sonoma (1)	9,600	313
		4,454
Textiles, Apparel & Luxury Goods 0.7%
Coach (2)	16,100	761
		761
Total Consumer Discretionary		19,666
CONSUMER STAPLES 2.6%
Beverages 0.4%
Brown-Forman, Class B (1)	6,600	494
		494
Food Products 1.3%
Hershey Foods (1)	8,800	408
McCormick (1)	10,800	389
Wrigley (1)	10,625	682
		1,479
Household Products 0.3%
Clorox	5,500	336
		336
Personal Products 0.6%
Avon	19,000	713
		713

Total Consumer Staples		3,022

ENERGY 8.8%

Energy Equipment & Services 5.8%
BJ Services (1)	10,400	276
Cameron International (2)	11,100	1,024
Core Laboratories (1)(2)	6,800	866
Diamond Offshore Drilling (1)	3,300	374
FMC Technologies (1)(2)	17,700	1,021
Grant Prideco (2)	15,200	829
Nabors Industries (1)(2)	6,400	197
Smith International	15,100	1,078
TETRA Technologies (1)(2)	7,000	148
Weatherford International (2)	12,000	806
		6,619
Oil, Gas & Consumable Fuels 3.0%
Bill Barrett (1)(2)	5,800	229
Compton Petroleum (1)(2)	14,100	132
CONSOL Energy	10,700	499
Foundation Coal Holdings (1)	11,100	435
Mariner Energy (1)(2)	9,100	188
Murphy Oil	8,800	615
Ultra Petroleum (1)(2)	6,300	391
Williams Companies	20,900	712
XTO Energy (1)	4,633	286
		3,487

Total Energy		10,106

FINANCIALS 9.9%

Capital Markets 4.0%
Affiliated Managers Group (1)(2)	3,500	446
Bear Stearns	2,900	356
Blackrock (1)	2,600	451
Eaton Vance (1)	10,300	412
Federated Investors, Class B	6,700	266
Janus Capital Group (1)	10,100	286
Lazard (1)	16,100	683
Legg Mason	2,750	232
Northern Trust	13,400	888
optionsXpress Holdings (1)	6,400	167
SEI	9,600	262
TD Ameritrade Holding (1)(2)	9,800	178
		4,627
Commercial Banks 0.8%
City National (1)	1,400	97
East West Bancorp (1)	5,000	180
First Horizon National (1)	5,100	136
SVB Financial Group (1)(2)	3,900	185
Synovus Financial	8,000	224
UCBH Holdings (1)	5,600	98
		920
Diversified Financial Services 2.9%
CME Group	1,475	866
Interactive Brokers, Class A (1)(2)	7,000	184
IntercontinentalExchange (1)(2)	5,100	775
Moody's (1)	13,900	701
Nymex Holdings (1)	5,800	755
		3,281
Insurance 2.2%
Ambac Financial Group (1)	4,100	258
Aon (1)	5,800	260
Arch Capital Group (2)	5,100	379
Axis Capital Holdings (1)	5,600	218
Brown & Brown (1)	6,300	166
Markel (2)	400	193
Marsh & McLennan (1)	6,600	168
MBIA (1)	4,200	256
OneBeacon Insurance Group, Class A (1)	7,000	151
Philadelphia Consolidated (2)	1,500	62
RenaissanceRe Holdings (1)	3,100	203
Willis Group Holdings	4,900	201
		2,515

Total Financials		11,343
HEALTH CARE 14.8%

Biotechnology 1.9%
Alkermes (1)(2)	11,400	210
Amylin Pharmaceuticals (1)(2)	4,300	215
Celgene (1)(2)	3,200	228
Cephalon (1)(2)	6,800	497
Genzyme (2)	4,200	260
Martek Biosciences (1)(2)	4,800	139
Medarex (1)(2)	14,400	204
Theravance (1)(2)	5,200	136
Vertex Pharmaceuticals (1)(2)	8,600	330
		2,219
Health Care Equipment & Supplies 4.8%
American Medical Systems (1)(2)	12,200	207
ArthroCare (1)(2)	3,000	168
Becton, Dickinson	2,300	189
C.R. Bard (1)	4,900	432
Dentsply International (1)	6,600	275
Edwards Lifesciences (1)(2)	4,700	232
Gen-Probe (2)	6,400	426
Hologic (1)(2)	6,600	403
Integra LifeSciences (1)(2)	3,100	150
Intuitive Surgical (1)(2)	2,700	621
Invitrogen (1)(2)	5,400	441
ResMed (1)(2)	8,500	364
Respironics (2)	6,800	327
St. Jude Medical (1)(2)	18,100	798
Varian Medical Systems (2)	6,100	255
Zimmer Holdings (2)	2,200	178
		5,466
Health Care Providers & Services 4.7%
CIGNA	11,200	597
Coventry Health Care (2)	9,000	560
DaVita (2)	5,549	351
Express Scripts (1)(2)	14,400	804
Health Net (2)	8,700	470
Healthways (1)(2)	5,200	281
Henry Schein (2)	5,700	347
Humana (2)	7,600	531
Laboratory Corporation of America (2)	6,400	501
Lincare Holdings (1)(2)	10,400	381
Patterson Companies (2)	3,900	150
Quest Diagnostics (1)	6,100	352
		5,325
Life Sciences Tools & Services 2.1%
Charles River Laboratories International (1)(2)	8,000	449
illumina (1)(2)	6,000	311
Millipore (1)(2)	4,600	349
Qiagen NV (1)(2)	14,200	276
Techne (2)	5,600	353
Thermo Fisher Scientific (1)(2)	3,500	202
Waters Corporation (2)	7,200	482
		2,422
Pharmaceuticals 1.3%
Allergan	14,504	935
Elan, ADR (2)	19,900	419
Sepracor (1)(2)	6,300	173
		1,527

Total Health Care		16,959
INDUSTRIALS & BUSINESS SERVICES 15.9%
Aerospace & Defense 2.4%
Alliant Techsystems (1)(2)	3,500	383
Empresa Brasiliera, ADR (1)	7,600	334
Precision Castparts (1)	7,400	1,095
Rockwell Collins	13,300	971
		2,783
Air Freight & Logistics 1.3%
C.H. Robinson Worldwide (1)	10,700	581
Expeditors International of Washington (1)	13,400	634
UTi Worldwide (1)	11,600	266
		1,481
Airlines 0.7%
SkyWest (1)	14,100	355
Southwest Airlines (1)	30,500	451
		806
Commercial Services & Supplies 3.9%
American Reprographics (1)(2)	17,200	322
Avery Dennison (1)	3,400	194
ChoicePoint (2)	4,800	182
Cintas (1)	6,600	245
Corporate Executive Board (1)	5,500	408
Dun & Bradstreet (1)	3,300	325
Equifax (1)	4,500	172
HNI Corporation (1)	2,700	97
LECG (1)(2)	7,000	104
Manpower	4,300	277
Republic Services	18,550	607
Ritchie Bros Auctioneers	9,000	586
Robert Half International (1)	12,300	367
Stericycle (2)	10,600	606
		4,492
Construction & Engineering 2.2%
Fluor (1)	7,200	1,037
Foster Wheeler (2)	6,400	840
Quanta Services (1)(2)	25,600	677
		2,554
Electrical Equipment 1.1%
Ametek (1)	11,550	499
General Cable (1)(2)	4,000	268
Genlyte Group (1)(2)	3,400	219
II-VI (1)(2)	6,300	218
		1,204
Industrial Conglomerates 1.4%
McDermott International (1)(2)	21,200	1,146
Roper Industries (1)	7,200	472
		1,618
Machinery 1.8%
Donaldson (1)	11,900	497
Graco (1)	9,200	360
IDEX	9,675	352
ITT	3,800	258
Joy Global	7,900	402
Pall	2,900	113
		1,982
Road & Rail 0.4%
Landstar Systems (1)	11,500	483
		483
Trading Companies & Distributors 0.7%
Fastenal (1)	7,800	354
W. W. Grainger (1)	5,200	474
		828
Total Industrials & Business Services		18,231
INFORMATION TECHNOLOGY 23.1%
Communications Equipment 1.3%
F5 Networks (2)	13,600	506
Foundry Networks (1)(2)	16,400	291
JDS Uniphase (2)	16,100	241
Juniper Networks (1)(2)	12,300	450
		1,488
Computers & Peripherals 1.5%
Avid Technology (1)(2)	2,900	79
Logitech International (1)(2)	7,900	233
Network Appliance (1)(2)	24,300	654
QLogic (1)(2)	18,800	253
Seagate Technology (1)	21,700	555
		1,774
Electronic Equipment & Instruments 1.4%
Cogent (1)(2)	16,600	260
Dolby Laboratories, Class A (2)	8,600	300
FLIR Systems (1)(2)	5,200	288
Jabil Circuit (1)	20,700	473
National Instruments (1)	7,550	259
		1,580
Internet Software & Services 2.1%
Baidu.com, ADR (1)(2)	2,200	637
Digital River (1)(2)	6,400	287
Monster Worldwide (2)	13,100	446
Sina (1)(2)	6,900	330
VeriSign (1)(2)	13,700	462
Vistaprint (1)(2)	5,700	213
		2,375
IT Services 3.4%
Cognizant Technology Solutions (1)(2)	8,900	710
DST Systems (1)(2)	2,600	223
Fidelity National Information	5,700	253
Fiserv (2)	4,500	229
Global Payments	5,200	230
Iron Mountain (1)(2)	11,099	338
MoneyGram International (1)	12,300	278
Paychex	17,900	734
Perot Systems, Class A (1)(2)	13,700	232
Satyam Computer Services, ADR (1)	16,800	435
Western Union	9,700	203
		3,865
Office Electronics 0.1%
Zebra Technologies (1)(2)	2,850	104
		104
Semiconductor & Semiconductor Equipment 7.4%
Altera	40,500	975
Analog Devices	19,500	705
Broadcom, Class A (1)(2)	18,300	667
Cymer (1)(2)	3,300	127
Fairchild Semiconductor, Class A (1)(2)	9,000	168
Integrated Device Technology (2)	13,300	206
Intersil Holding, Class A (1)	5,700	191
KLA-Tencor (1)	3,800	212
Lam Research (2)	3,400	181
Linear Technology (1)	23,700	829
Marvell Technology Group (2)	23,200	380
Maxim Integrated Products	20,200	593
MEMC Electronic Materials (2)	6,000	353
Microchip Technology (1)	21,900	795
National Semiconductor	20,100	545
ON Semiconductor (1)(2)	18,500	232
Silicon Laboratories (2)	10,800	451
Teradyne (1)(2)	10,400	144
Xilinx (1)	30,600	800
		8,554
Software 5.9%
Activision (2)	22,254	481
Autodesk (2)	18,300	914
Cadence Design Systems (1)(2)	9,100	202
Citrix Systems (1)(2)	9,100	367
Cognos (1)(2)	4,200	174
Electronic Arts (1)(2)	13,700	767
FactSet Research Systems	5,350	367
Intuit (1)(2)	16,400	497
Jack Henry & Associates	7,100	184
McAfee (2)	8,500	296
NAVTEQ (2)	9,000	702
Red Hat (1)(2)	36,000	715
Salesforce.com (1)(2)	9,100	467
Symantec (1)(2)	12,600	244
Synopsys (2)	4,200	114
THQ (1)(2)	12,300	307
		6,798

Total Information Technology		26,538
MATERIALS 1.9%

Chemicals 0.8%
Ecolab (1)	11,000	519
Sigma Aldrich	4,400	215
Valspar (1)	6,700	182
		916
Containers & Packaging 0.1%
Sealed Air (1)	6,600	169
		169
Metals & Mining 1.0%
Agnico-Eagle Mines	5,000	249
Carpenter Technology (1)	6,800	884
		1,133

Total Materials		2,218
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 0.2%
Neustar, Class A (1)(2)	7,100	244
		244
Wireless Telecommunication Services 4.0%
American Tower Systems, Class A (1)(2)	21,900	954
Crown Castle International (1)(2)	23,600	959
Leap Wireless International (1)(2)	10,000	814
MetroPCS Communications (1)(2)	8,300	226
NII Holdings, Class B (1)(2)	9,000	739
SBA Communications (2)	24,900	878
		4,570
Total Telecommunication Services		4,814
UTILITIES 1.2%
Electric Utilities 0.7%
Reliant Energy (1)(2)	29,800	763
		763
Independent Power Producers & Energy Traders 0.5%
AES (1)(2)	31,100	623
		623
Total Utilities		1,386

Total Common Stocks (Cost $90,219)		114,283
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	440,039	440
Total Short-Term Investments (Cost $440)		440
SECURITIES LENDING COLLATERAL 23.2%
Money Market Trust 23.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (3)	26,567,159	26,567
Total Securities Lending Collateral (Cost $26,567)		26,567
Total Investments in Securities
123.2% of Net Assets (Cost $117,226)		$141,290

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $26,190. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $26,190,000; aggregate collateral consisted of $26,567,000 in the money market pooled trust and U.S. government securities valued at $341,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $117,226,000. Net unrealized gain aggregated $24,064,000 at period-end, of which $27,579,000 related to appreciated investments and $3,515,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $16,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $440,000 and $94,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007